Annual Fund Operating Expenses - American Century ETF Trust - American Century Securitized Credit ETF - American Century Securitized Credit ETF Class	May 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%